Offerings - Offering: 1	Oct. 30, 2026 USD ($)
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 18,153,418.15	[1]
Amount of Registration Fee	$ 2,506.99
Offering Note
(1)	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,506.99 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on July 22, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $2,506.99 was paid in connection with the filing of the Schedule TO-I by iDirect Multi-Strategy Fund, LLC (File No. 005-95349) on July 22, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.